Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Sales:
Product sales	$ 41,361	$ 40,735	$ 39,801
Service sales	18,476	16,509	16,297
Net Sales	59,837	57,244	56,098
Costs and Expenses:
Cost of products sold	31,027	30,325	29,771
Cost of services sold	12,926	11,135	10,660
Research and development	2,387	2,337	2,279
Selling, general and administrative	6,183	6,060	5,886
Total costs and expenses	52,523	49,857	48,596
Other Income	1,358	785
Other Expenses			211
Operating profit	8,672	8,172	7,291
Interest Expense, net	909	1,039	824
Income from continuing operations before income taxes	7,763	7,133	6,467
Income tax expense	2,843	1,697	2,111
Net income from continuing operations	4,920	5,436	4,356
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	368	371	360
Income from continuing operations attributable to common shareowners	4,552	5,065	3,996
Discontinued operations (Note 3):
Income from operations	0	1	252
Gain on disposal	0	13	6,042
Income tax expense		24	2,684
Net (loss) income from discontinued operations	0	(10)	3,610
Less: Noncontrolling interest in subsidiaries' earnings (loss) from discontinued operations	0	0	(2)
(Loss) Income from discontinued operations attributable to common shareowners	0	(10)	3,612
Net income attributable to common shareowners	$ 4,552	$ 5,055	$ 7,608
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 5.76	$ 6.19	$ 4.58
Net income attributable to common shareowners	5.76	6.18	8.72
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	5.70	6.13	4.53
Net income attributable to common shareowners	5.70	6.12	8.61
Dividends Per Share of Common Stock	$ 2.72	$ 2.62	$ 2.56
Weighted average number of shares outstanding:
Basic shares	790,000,000	818,200,000.0	872,700,000.0
Diluted shares	799,100,000	826,100,000	883,200,000